UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Insured Investment Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Insured Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Florida - 95.4%	Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25%,
	11/01/20 (a)(b)	$ 700	$862,190
Broward County, Florida, Educational Facilities Authority Revenue Bonds
	(Nova Southeastern University), 5%, 4/01/31 (c)	1,720	1,713,120
	Daytona Beach, Florida, Utility System Revenue Refunding Bonds,
	Series B, 5%, 11/15/27 (b)(d)	1,000	860,910
	Emerald Coast, Florida, Utilities Authority, System Revenue Bonds,
	5.25%, 1/01/36 (b)(d)	1,000	959,760
	Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments),
	AMT, Series C-1, 6.75%, 8/01/14 (e)	845	846,377
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue
	Bonds, AMT, Series 11, 5.95%, 1/01/32 (f)	1,515	1,517,212
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue
	Refunding Bonds, AMT, Series 4, 6.25%, 7/01/22 (f)	260	267,642
	Florida State Board of Education, Lottery Revenue Bonds,
	Series A, 6%, 7/01/10 (b)(g)	6,190	6,643,418
Florida State Turnpike Authority, Turnpike Revenue Bonds (Department
	of Transportation), Series B, 5%, 7/01/30	1,860	1,819,471
	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT,
	Series A, 5.50%, 10/01/38 (c)	2,505	2,345,882
	Hillsborough County, Florida, Aviation Authority, Revenue Refunding
	Bonds, AMT, Series C, 5.75%, 10/01/26 (c)	1,000	1,009,350
	Hillsborough County, Florida, School Board, COP, 5%, 7/01/29 (d)	1,000	969,050
Jacksonville, Florida, Economic Development Commission, Health Care
	Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B,
	5.50%, 11/15/36 (d)	750	750,930
	Jacksonville, Florida, Economic Development Commission, IDR
	(Metropolitan Parking Solutions Project), AMT, 5.50%, 10/01/30 (h)	1,140	862,319
	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
	Improvement Bonds, 5.25%, 10/01/32 (b)(d)	1,455	1,454,927
Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical Center Project), 5%, 8/15/37 (f)	2,875	2,658,110
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT,
	6%, 11/01/38 (c)	2,550	2,553,188
	Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT,
	5.625%, 11/01/26 (d)	1,225	1,175,645
Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series
	A, 5%, 10/01/28 (d)	2,000	1,973,020
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
COP	Certificates of Participation	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
		VRDN	Variable Rate Demand Notes
1

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Lee County, Florida, Airport Revenue Bonds, AMT, Series A,
	6%, 10/01/29 (f)	$ 1,000	$ 1,006,410
	Lee County, Florida, Capital Revenue Bonds, 5.25%, 10/01/23 (e)	2,285	2,299,875
	Miami Beach, Florida, Water and Sewer Revenue Bonds,
	5.75%, 9/01/25 (e)	2,000	2,048,940
Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%,
	10/01/33 (f)	6,300	5,570,964
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami
	International Airport), AMT, Series A, 6%, 10/01/24 (b)	2,750	2,770,900
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.25%, 10/01/41 (f)	1,200	1,074,660
Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
	International Airport), AMT, Series A, 5.50%, 10/01/41 (f)	2,400	2,234,784
Miami-Dade County, Florida, Expressway Authority, Toll System Revenue
	Bonds, Series B, 5.25%, 7/01/27 (b)(d)	1,000	1,006,670
Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
	Series A, 5.375%, 10/01/30 (e)	1,655	1,661,835
	Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
	5.25%, 10/01/30 (d)	1,865	1,866,921
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.186%, 10/01/31 (d)(i)	4,375	827,925
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-
	Series A, 5.204%, 10/01/33 (d)(i)	5,735	922,819
	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Refunding Bonds (Rollins College Project),
	5.50%, 12/01/32 (e)	4,765	4,768,574
	Orange County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Orlando Regional Healthcare), 6%, 12/01/12 (g)	1,835	2,129,903
Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A,
	5.125%, 1/01/23 (b)(d)	1,000	1,011,750
Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 5%, 10/01/29 (e)	2,190	2,143,287
	Orlando-Orange County Expressway Authority, Florida, Expressway
	Revenue Bonds, Series B, 5%, 7/01/35 (e)	6,815	6,536,198
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th
	Cent Contract Payments), Series A, 5.25%, 11/01/38 (c)	2,000	2,015,000
Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series
	A, 5.50%, 10/01/27 (b)(d)	1,100	1,105,379
Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds,
	7.20%, 6/01/15 (b)(d)	1,500	1,796,070
	Palm Beach County, Florida, School Board, COP, Refunding, Series D,
	5.25%, 8/01/21 (f)	2,000	2,071,100
	Palm Beach County, Florida, School Board, COP, Series A,
	6%, 8/01/10 (b)(g)	5,000	5,382,100

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Panama City, Florida, Water and Sewer Revenue Bonds, Series B,
	5.25%, 10/01/22 (d)	$ 1,500	$ 1,519,680
	Polk County, Florida, Utility System Revenue Bonds,
	5.25%, 10/01/22 (b)(d)	1,000	1,010,940
	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%, 9/01/24 (d)	1,055	1,081,533
Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/31 (f)	2,425	2,345,557
Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds,
	5%, 10/01/35 (f)	1,000	957,560
	Saint Lucie, Florida, West Services District, Utility Revenue Bonds,
	5.25%, 10/01/34 (d)	1,000	963,290
	Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
	5.25%, 2/01/26 (b)(d)	2,000	2,016,800
South Lake County, Florida, Hospital District Revenue Bonds (South Lake
	Hospital Inc.), 5.80%, 10/01/34	1,000	875,400
Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5.375%, 11/01/34 (d)	1,640	1,376,075
Village Center Community Development District, Florida, Recreational
	Revenue Bonds, Series A, 5.125%, 11/01/36 (d)	1,000	801,190
Village Center Community Development District, Florida, Utility Revenue
	Bonds, 5.25%, 10/01/23 (d)	2,295	2,075,414
Village Center Community Development District, Florida, Utility Revenue
	Bonds, 5.125%, 10/01/28 (d)	3,030	2,712,183
	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
	University Project), Series A, 5%, 6/01/25 (j)	1,000	887,270
	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
	University Project), Series A, 5%, 6/01/35 (j)	1,000	801,030
			102,918,507
Georgia - 0.9%	Fulton County, Georgia, Water and Sewer Revenue Bonds,
	5.25%, 1/01/35 (b)(d)	1,000	1,006,090
Illinois - 2.9%	Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue
	Bonds (Federal Transit Administration Section 5309 Formula Funds),
	Series A, 6%, 6/01/26 (c)	1,400	1,563,142
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
	Series A, 5.25%, 2/01/28 (b)(d)	1,565	1,577,755
			3,140,897
Kentucky - 1.0%	Kentucky State Property and Buildings Commission, Revenue Refunding
	Bonds (Project Number 93), 5.25%, 2/01/27 (c)	1,000	1,042,560
Louisiana - 1.9%	Louisiana State Citizens Property Insurance Corporation, Assessment
	Revenue Bonds, Series C-3, 6.125%, 6/01/25 (c)	1,405	1,454,667
New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series
	A-1, 6%, 1/01/23 (c)	375	385,766
New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series
	A-2, 6%, 1/01/23 (c)	160	164,594
			2,005,027

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Michigan - 10.4%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds,
	Series A, 5.50%, 7/01/36 (b)(k)	$ 1,500	$ 1,525,800
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue
	Refunding Bonds, Series E, 5.75%, 7/01/31 (b)(k)	2,270	2,326,682
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 6.25%, 7/01/36 (f)	1,800	1,878,264
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 7%, 7/01/36 (f)	200	220,974
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien,
	Series B, 5.50%, 7/01/35 (k)	3,750	3,883,500
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,265	1,407,641
			11,242,861
Minnesota - 3.0%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds
	(Fairview Health Services), Series B, 6.50%, 11/15/38 (c)	3,000	3,252,780
Nevada - 1.9%	Clark County, Nevada, Water Reclamation District, GO, Series B,
	5.50%, 7/01/29	2,000	2,090,180
New Jersey - 2.3%	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z,
	6%, 12/15/34 (c)	1,000	1,103,000
	New Jersey Health Care Facilities Financing Authority Revenue Bonds
	(Virtua Health), 5.50%, 7/01/38 (c)	1,400	1,373,960
			2,476,960
New York - 7.0%	New York City, New York, City Municipal Water Finance Authority,
	Second General Resolution, Water and Sewer System Revenue Bonds,
	Series FF-2, 5.50%, 6/15/40	1,100	1,157,057
New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	1,000	979,290
New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-4, 5.50%, 1/15/29 (c)	2,000	2,090,100
New York State Dormitory Authority, State Personal Income Tax Revenue
	Bonds (Education), Series B, 5.25%, 3/15/38	3,250	3,332,908
			7,559,355
Texas - 12.4%	Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds,
	5.25%, 8/15/38 (c)	850	853,281
	Harris County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare
	System), Series B, 7.25%, 12/01/35	500	530,065
Houston, Texas, Combined Utility System, First Lien Revenue Refunding
	Bonds, Series A, 6%, 11/15/35 (c)	2,700	2,873,745
Houston, Texas, Combined Utility System, First Lien Revenue Refunding
	Bonds, Series A, 6%, 11/15/36 (c)	2,055	2,215,639
North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, Series A, 5.75%, 1/01/40 (c)	1,500	1,560,045

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
North Texas Tollway Authority, System Revenue Refunding Bonds, First
	Tier, Series K-1, 5.75%, 1/01/38 (c)	$ 1,400	$ 1,463,238
	San Antonio, Texas, Electric and Gas Revenue Refunding Bonds,
	Series A, 5.25%, 2/01/31	2,600	2,679,846
	Tarrant County, Texas, Cultural Education Facilities Financing
	Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A,
	6.50%, 7/01/37 (c)	1,100	1,178,133
			13,353,992
Virginia - 1.1%	Virginia State Public School Authority, Special Obligation School
	Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,100	1,239,579
	Total Municipal Bonds - 140.2%		151,328,788
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (l)
District of Columbia -	District of Columbia, Water and Sewer Authority, Public Utility Revenue
0.8%	Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35	750	809,388
Florida - 16.3%	Jacksonville Electric Authority, Florida, Saint John's River Power Park
	System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	1,290	1,215,399
	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (d)	1,320	1,324,092
	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT,
	Series A, 5.90%, 9/01/40 (m)(n)(o)	1,011	1,014,076
	Miami-Dade County, Florida, Health Facilities Authority, Hospital
	Revenue Refunding Bonds (Miami Children's Hospital), Series A,
	5.625%, 8/15/17 (e)	6,960	7,677,437
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
	Program), AMT, Series A-2, 6%, 9/01/40 (m)(n)(o)	1,725	1,857,773
	South Broward, Florida, Hospital District, Hospital Revenue Bonds,
	5.625%, 5/01/32 (d)	4,000	4,546,320
			17,635,097
Nevada - 2.0%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO,
	6%, 7/01/38	2,010	2,148,610
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 19.1%		20,593,095
	Total Long-Term Investments
	(Cost - $173,406,114) - 159.3%		171,921,883
	Short-Term Securities
Pennsylvania - 1.7%	Philadelphia, Pennsylvania, GO, Refunding, Series B, VRDN,
	3.50%, 5/07/09 (f)(p)	1,800	1,800,000
		Shares
Money Market Funds -	CMA Florida Municipal Money Fund, 0.07% (q)(r)	448,365	448,365
7.2%	FFI Institutional Tax-Exempt Fund, 0.64% (q)(r)	7,300,000	7,300,000
			7,748,365
	Total Short-Term Securities
	(Cost - $9,548,365) - 8.9%		9,548,365

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Value
Total Investments (Cost - $182,954,479*) - 168.2%	$ 181,470,248
Liabilities in Excess of Other Assets - (1.4)%	(1,464,373)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (9.1)%	(9,834,383)
Preferred Shares, at Redemption Value - (57.7)%	(62,257,543)
Net Assets Applicable to Common Shares - 100.0%	$ 107,913,949

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009,

as computed for federal income tax purposes, were as follows:

Aggregate cost	$170,888,575
Gross unrealized appreciation	$5,888,927
Gross unrealized depreciation	(5,128,009)
Net unrealized appreciation	$760,918

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) FGIC Insured.

(c) Assured Guaranty Insured.

(d) NPFGC Insured.

(e) AMBAC Insured.

(f) FSA Insured.

(g) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h) ACA Insured.

(i) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j) CIFG Insured.

(k) BHAC Insured.

(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m) FHLMC Collateralized.

(n) FNMA Collateralized.

(o) GNMA Collateralized.

(p) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Florida Municipal Money Fund	(11,963,679)		$37,051
FFI Institutional Tax-Exempt Fund	7,300,000		$1,966

(r) Represents the current yield as of report date.

BlackRock MuniYield Insured Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$7,748,365
Level 2	173,721,883
Level 3	-
Total	$181,470,248

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Insured Investment Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Insured Investment Fund

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Insured Investment Fund

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Insured Investment Fund

Date: June 19, 2009